Annual Total Returns [BarChart] - Great-West US Government Securities Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	5.72%
2012	3.22%
2013	(2.02%)
2014	5.45%
2015	0.79%
2016	1.22%
2017	2.21%
2018	0.47%
2019	6.12%
2020	5.87%